Segment Information - Schedule of Net Sales from Major Customers (Detail) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Entity Wide Portfolio Carrying Amount, Major Customer [Line Items]
Net sales from major customers	$ 65,615,028	$ 81,083,384	$ 123,538,112
Lenovo Mobile Communication Technology Ltd. ("Lenovo") [Member] | Continuing Operations [Member]
Entity Wide Portfolio Carrying Amount, Major Customer [Line Items]
Net sales from major customers	21,688,510	26,799,405	11,698,569
Wingtech Group ("Wingtec") [Member] | Continuing Operations [Member]
Entity Wide Portfolio Carrying Amount, Major Customer [Line Items]
Net sales from major customers	8,000,133	4,477,345	225
Electrolux S.A. and Subsidiaries ("Electrolux") [Member] | Discontinued Operations [Member]
Entity Wide Portfolio Carrying Amount, Major Customer [Line Items]
Net sales from major customers	$ 0		$ 52,339,623